                                                     Registration Nos. 33-50208
                                                                       811-7062

As filed with the Securities and Exchange Commission on April 30, 1999
_______________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             _______________________

                                    FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933                                    / /

         Pre-Effective Amendment No.                          / /
                                    ---
         Post-Effective Amendment No. 11                      /X/
                                     ---

                                     and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 12                                     /X/
                       ---
                        (Check appropriate box or boxes)
                             _______________________

                            Pacific Global Fund, Inc.
                        d/b/a Pacific Advisors Fund Inc.
               (Exact Name of Registrant as Specified in Charter)

                       206 North Jackson Street, Suite 201
                           Glendale, California 91206
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                 (818) 242-6693
                             _______________________

                                George A. Henning
                  Pacific Global Investment Management Company
                       206 North Jackson Street, Suite 201
                           Glendale, California 91206
                               (Agent for Service)

                                   Copies to:
                               Joan E. Boros, Esq.
                 Jorden Burt Boros Cicchetti Berenson & Johnson
                   1025 Thomas Jefferson St., N.W., Suite 400
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering:    Continuous.

It is proposed that this filing will become effective:


           Immediately upon filing pursuant to Paragraph (b)
-----
  X        On May 3, 1999 at 9:00 a.m. pursuant to Paragraph (b)
-----
           60 days after filing pursuant to Paragraph (a)(1)
-----
           On _________________ pursuant to Paragraph (a)(1)
-----
           75 days after filing pursuant to Paragraph (a)(2)
-----
           On _________________ pursuant to Paragraph (a)(2) of Rule 485.
-----

The Registrant has registered an indefinite number or amount of its shares of common stock for each of its five series under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

                            PACIFIC GLOBAL FUND, INC.
                        d/b/a PACIFIC ADVISORS FUND INC.

                              CROSS-REFERENCE SHEET
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     PART A
-------------------------------------------------------------------------------
     FORM N-1A ITEM NO.                   CAPTION IN PROSPECTUS
-------------------------------------------------------------------------------
1    Front and Back Cover Pages           Cover Page and Back Cover
-------------------------------------------------------------------------------
2    Risk/Return Summary; Investments,    Introducing Our Funds; The Overview;
     Risks, and Performance               Which of our Funds is right for you;
                                          What are the main risks in investing
                                          in our Funds; Past Performance
-------------------------------------------------------------------------------
3    Risk/Return Summary; Fee Table       Understanding Expenses; Fee Table; Fee
                                          example
-------------------------------------------------------------------------------
4    Investment Objectives, Principal     Understanding Each Fund; Risk Factors;
     Investment Strategies, and           Other Investment Practices and
     Related Risks                        Policies of the Funds
-------------------------------------------------------------------------------
5    Management's Discussion of Fund      Provided in the Funds' Annual Reports
     Performance
-------------------------------------------------------------------------------
6    Management, Organization, and        Management of the Fund
     Capital Structure
-------------------------------------------------------------------------------
7    Shareholder Information              Understanding Earnings and Taxes;
                                          Account Policies and Valuation; How to
                                          Buy, Sell, and Exchange Shares
-------------------------------------------------------------------------------
8    Distribution Arrangements            Understanding Expenses; Rule 12b-1
                                          fees; Sales charges for Class A
                                          shares; How can you reduce sales
                                          charges
-------------------------------------------------------------------------------
9    Financial Highlights Information     Financial Highlights
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
     PART B
-------------------------------------------------------------------------------
                                                       CAPTION IN
     FORM N-1A ITEM NUMBER                STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------------------------------------
10   Cover Page and Table of Contents     Cover Page and Table of Contents
-------------------------------------------------------------------------------
11   Fund History                         The Company and the Funds
-------------------------------------------------------------------------------
12   Description of the Fund and Its      The Company and the Funds; Additional
     Investments and Risks                Information Concerning Investment
                                          Strategies And Risks; Investment
                                          Policies and Restrictions
-------------------------------------------------------------------------------
13   Management of the Fund               Management of the Company and Its
                                          Funds; Directors and Officers;
                                          Committees of the Board of Directors;
                                          Principal Holders of Securities;
                                          Waiver of Initial Sales Charge on
                                          Class A Shares
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
14   Control Persons and Principal        Principal Holders of Securities;
     Holders of Securities                Directors and Officers
-------------------------------------------------------------------------------
15   Investment Advisory and Other        Investment Management and Other
     Services                             Services; Investment Manager, Co-
                                          Manager, and Advisers; Distribution of
                                          Fund Shares; Transfer Agent and
                                          Administrative Services Agent;
                                          Custodian; Independent Auditors
-------------------------------------------------------------------------------
16   Brokerage Allocation and Other       Portfolio Transactions; Distribution
     Practices                            of Fund Shares
-------------------------------------------------------------------------------
17   Capital Stock and Other              Capital Stock
     Securities
-------------------------------------------------------------------------------
18   Purchase, Redemption, and Pricing    Distribution of Fund Shares;
     of Shares                            Additional Information Concerning
                                          Purchase, Redemption, and Pricing of
                                          Shares; Valuation of Fund Shares;
                                          Specimen Price Make Up Sheet
-------------------------------------------------------------------------------
19   Taxation of the Fund                 Taxes
-------------------------------------------------------------------------------
20   Underwriters                         Distribution of Fund Shares
-------------------------------------------------------------------------------
21   Calculation of Performance Data      Performance Information
-------------------------------------------------------------------------------
22   Financial Statements                 Financial Statements
-------------------------------------------------------------------------------

PART C

      Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

Pacific Global Fund, Inc., dba Pacific Advisors Fund Inc., is filing this Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940 to its Registration Statement on Form N-1A for the sole purpose of filing electronic copies of Exhibits that previously have been filed in paper form. Accordingly, this amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, as previously amended, except to amend the list of exhibits included in Item 23 thereto and to refile the attached exhibits.

PART C.       OTHER INFORMATION


Item 23.      EXHIBITS


              1(a)         Articles of Incorporation.

              1(b)         Amendment One to Articles of Incorporation.

       +++    1(c)         Articles of Amendment of the Articles of
                           Incorporation dated June 28, 1997.

       #      1(d)         Articles Supplementary to Articles of
                           Incorporation dated December 10, 1997.

       # #    1(e)         Articles Supplementary to Articles of
                           Incorporation dated February 8, 1999.

              2            Amended and Restated By-Laws.

              3            See Exhibits 1 and 2.

              4(a) Investment Management Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Government Securities Fund, and Pacific Global Investment Management Company.

              4(b) Sub-Advisory Agreement by and among Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Government Securities Fund, Pacific Global Investment Management Company, and Spectrum Asset Management, Inc.

              4(c) Investment Management Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Income and Equity Fund (formerly, the Income Fund), and Pacific Global Investment Management Company.

              4(d) Investment Management Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Balanced Fund, and Pacific Global Investment Management Company.

              4(e) Sub-Advisory Agreement by and among Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of Balanced Fund, Pacific Global Investment Management Company, and Hamilton & Bache, Inc.

              4(f) Investment Management Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Small Cap Fund, and Pacific Global Investment Management Company.

       ++++   4(g)         Co-Management Agreement by and between Pacific Global
                           Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Income and Equity Fund, Pacific Global
                           Investment Management Company and Hamilton & Bache,
                           Inc.

       # #    4(h)         Investment Management Agreement by and between
                           Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund
                           Inc., on behalf of the Growth Fund, and Pacific
                           Global Investment Management Company.

              5(a) Distribution Agreement between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. and Pacific Global Fund Distributors, Inc.

       #      5(b)         Amendment to Distribution Agreement between Pacific
                           Global Fund, Inc. d/b/a Pacific Advisors Fund Inc.
                           and Pacific Global Fund Distributors, Inc.

       # #    5(c)         Amendment to Distribution Agreement between Pacific
                           Global Fund, Inc. d/b/a Pacific Advisors Fund Inc.
                           and Pacific Global Fund Distributors, Inc.

              6            Not applicable.

       +      7(a)         Custody Agreement by and between Pacific Global Fund,
                           Inc. d/b/a Pacific Advisors Fund Inc. and UMB Bank,
                           N.A.

       # #    7(b)         Amendment to Appendix B to Custody Agreement by and
                           between Pacific Global Fund, Inc. d/b/a Pacific
                           Advisors Fund Inc. and UMB Bank, N.A.

              8(a)(1) Transfer Agency, Dividend Disbursing Agency, and Administrative Service Agreement by and between Pacific Global Fund, Inc.

                           d/b/a Pacific Advisors Fund Inc. and Pacific Global Investors Services, Inc.

       #      8(a)(2)      Amendment to Transfer Agency, Dividend Disbursing
                           Agency, and Administrative Service Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific
                           Advisors Fund Inc. and Pacific Global Investors
                           Services, Inc.

       +      8(b)         Accounting Services Agreement by and between Pacific
                           Global Fund, Inc. d/b/a Pacific Advisors Fund, Inc.
                           and Pacific Global Investors Services, Inc.

       +++++  8(c)         Expense Limitation Agreement by and between Pacific
                           Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Government Securities Fund, Pacific
                           Global Investment Management Company, and Pacific
                           Global Investors Services, Inc.

       +++++  8(d)         Expense Limitation Agreement by and between Pacific
                           Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Income and Equity Fund, Pacific
                           Global Investment Management Company, Hamilton &
                           Bache, Inc., and Pacific Global Investors Services,
                           Inc.

       +++++  8(e)         Expense Limitation Agreement by and between Pacific
                           Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Balanced Fund, and Pacific Global
                           Investment Management Company.

       +++++  8(f)         Expense Limitation Agreement by and between Pacific
                           Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Small Cap Fund, and Pacific Global
                           Investment Management Company.

       #      8(g)         Amendment to Expense Limitation Agreement by and
                           between Pacific Global Fund, Inc. d/b/a Pacific
                           Advisors Fund Inc., on behalf of the Balanced Fund, and Pacific Global Investment Management Company.

       # #    8(h)         Form Of Expense Limitation Agreement by and between
                           Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund
                           Inc., on behalf of the Growth Fund, Pacific Global
                           Investment Management Company, and Pacific Global
                           Investors Services, Inc.

       # #    9            Opinion and Consent of Counsel regarding the legality
                           of the securities being registered.

       # #    10           Consent of Ernst & Young LLP, Independent Auditors.

              11           Not applicable.

       # #    12           Form of Subscription Agreement.

              13(a) Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares.

              13(b)        Agreement Pursuant to Plan of Distribution for Class
                           A Shares.

       +++++  13(c)        Plan of Distribution Pursuant to Rule 12b-1 for Class
                           C Shares.

       +++++  13(d)        Agreement Pursuant to Plan of Distribution for Class
                           C Shares.

       # #    13(e)        Form Of Amendment to Agreement Pursuant to the Plan
                           of Distribution.

       # #    13(f)        Form Of Amendment to Agreement Pursuant to the Plan
                           of Distribution for Class C Shares.

              14           Financial Data Schedule (not applicable)

       +++++  15(a)        Rule 18f-3 Multiple Class Plan.

       # #    15(b)        Amended Schedule A to Rule 18f-3 Multiple Class Plan.

       # #    15(c)        Amended Schedule B-1 to Rule 18f-3 Multiple Class
                           Plan.


--------------------------

+     Incorporated herein by reference to Post-Effective Amendment No. 4 to
Registrant's Form N-1A Registration Statement (File No. 33-50208).

++    Incorporated herein by reference to Post-Effective Amendment No. 5 to
Registrant's Form N-1A Registration Statement (File No. 33-50208).

+++   Incorporated herein by reference to Post-Effective Amendment No. 6 to
Registrant's Form N-1A Registration Statement (File No. 33-50208).

++++ Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant's Form N-1A Registration Statement (File No. 33-50208).

+++++ Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Form N-1A Registration Statement (File No. 33-50208).

#     Incorporated herein by reference to Post-Effective Amendment No. 9 to
Registrant's Form N-1A Registration Statement (File No. 33-50208).

# #   Incorporated herein by reference to Post-Effective Amendment No. 10 to
Registrant's Form N-1A Registration Statement (File No. 33-50208).

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. has duly caused this Post-Effective Amendment No. 11 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Glendale and State of California, on the 30th day of April, 1999. Registrant hereby certifies that this amendment meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933.

                                           PACIFIC GLOBAL FUND, INC.
                                           d/b/a PACIFIC ADVISORS FUND INC.
                                                  (Registrant)


                                           By: /s/ George A. Henning
                                               ---------------------------
                                                   President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


               SIGNATURE              TITLE                      DATE
               ---------              -----                      ----

/s/ Victoria Breen                  Director                  April 30, 1999
---------------------------
Victoria Breen

/s/ Thomas M. Brinker, Sr.          Director                  April 30, 1999
---------------------------
Thomas M. Brinker, Sr.

/s/ Kathleen M. Fishkin             Director                  April 30, 1999
---------------------------
Kathleen M. Fishkin

/s/ L. Michael Haller, III          Director                  April 30, 1999
---------------------------
L. Michael Haller, III

/s/ Thomas H. Hanson           Vice President and             April 30, 1999
---------------------------        Secretary
Thomas H. Hanson

/s/ George A. Henning            President and                April 30, 1999
---------------------------       Chairman of

               SIGNATURE              TITLE                      DATE
               ---------              -----                      ----

George A. Henning             the Board (Principal
                               Executive Officer)

/s/ Paul W. Henning           Treasurer (Principal            April 30, 1999
---------------------------      Financial and
Paul W. Henning               Accounting Officer)

/s/ Siegfred Kagawa                 Director                  April 30, 1999
---------------------------
Siegfred Kagawa

/s/ Takashi Makinodan               Director                  April 30, 1999
---------------------------
Takashi Makinodan

/s/ Gerald E. Miller                Director                  April 30, 1999
---------------------------
Gerald E. Miller

/s/ Louise K. Taylor                Director                  April 30, 1999
---------------------------
Louise K. Taylor

                                    EXHIBITS

1(a)        Articles of Incorporation.

1(b)        Amendment One to Articles of Incorporation.

2           Amended and Restated By-Laws.

4(a) Investment Management Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Government Securities Fund, and Pacific Global Investment Management Company.

4(b) Sub-Advisory Agreement by and among Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Government Securities Fund, Pacific Global Investment Management Company, and Spectrum Asset Management, Inc.

4(c) Investment Management Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Income and Equity Fund (formerly, the Income Fund), and Pacific Global Investment Management Company.

4(d) Investment Management Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Balanced Fund, and Pacific Global Investment Management Company.

4(e) Sub-Advisory Agreement by and among Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of Balanced Fund, Pacific Global Investment Management Company, and Hamilton & Bache, Inc.

4(f) Investment Management Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Small Cap Fund, and Pacific Global Investment Management Company.

5(a) Distribution Agreement Between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund, Inc., and Pacific Global Fund Distributors, Inc.

8(a)(1) Transfer Agency, Dividend Disbursing Agency, and Administrative Service Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. and Pacific Global Investors Services, Inc.

13(a)       Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares.

13(b)       Agreement Pursuant to Plan of Distribution for Class A Shares.